UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 215-564

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.  Schedule of Investments

SMA Relationship Trust — Series T
Schedule of Investments — March 31, 2006 (Unaudited)
	Shares	Value

Investment Companies * — 98.90%
UBS Corporate Bond Relationship Fund	15,819,776	$175,139,153
UBS U.S. Securitized Mortgage Relationship Fund	28,175,477	338,796,027

Total Investment Companies (Cost $502,211,745)		513,935,180

Short-Term Investment — 0.26%
JPMorgan Liquid Asset Money Market Fund, yield of 4.28% (Cost $1,361,913)	1,361,913	1,361,913

Total Investments — 99.16%
(Cost $503,573,658)		515,297,093
Cash and other assets, less liabilities — 0.84%		4,334,500

Net Assets — 100.00%		$519,631,593

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes was $503,573,658; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,723,435
Gross unrealized depreciation	—

Net unrealized appreciation	$11,723,435

*	Investments in affiliated mutual funds.

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (unaudited)

Investment Companies	98.90%
Short-Term Investment	0.26

Total Investments	99.16

Cash and other assets, less liabilities	0.84

Net Assets	100.00%

SMA Relationship Trust — Series M
Schedule of Investments — March 31, 2006 (Unaudited)
	Face
	Amount	Value

Municipal Bonds — 97.16%
Alaska — 2.41%
Valdez Marine Term Revenue Bonds, 3.19%, 07/01/37 (a)	$7,600,000	$7,600,000

Arizona — 3.47%
Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.13%, 01/01/27	3,465,000	3,612,990
Scottsdale General Obligation Bonds, 5.00%, 07/01/23	6,900,000	7,314,138

		10,927,128

California — 14.97%
California Statewide Communities Development Authority Revenue Bonds, 3.88%, 04/01/32 (a)	5,000,000	4,947,100
La Mesa General Obligation Bonds, 5.25%, 08/01/34	3,350,000	3,542,524
Long Beach Unified School District General Obligation Bonds, 5.25%, 08/01/23	1,920,000	2,056,877
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/18	3,000,000	3,165,930
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/30	8,000,000	8,244,560
Metropolitan Water District Southern California Water Works Revenue Bonds, 5.00%, 10/01/29	3,670,000	3,824,764
Sacramento City Unified School District General Obligation Bonds, 5.00%, 07/01/30	5,000,000	5,217,900
Sacramento County Sanitation District Financing Authority Revenue Bonds, 5.00%, 12/01/27	8,045,000	8,261,732
San Diego Unified School District General Obligation Bonds, 5.00%, 07/01/28	1,000,000	1,040,370
San Jose Unified School District, Santa Clara County General Obligation Bonds, 5.00%, 08/01/24	4,295,000	4,507,044
Walnut Energy Center Authority Revenue Bonds, 5.00%, 01/01/18	2,275,000	2,386,521

		47,195,322

Illinois — 0.77%
Will County Community School District General Obligation Bonds, 4.03%, 01/01/12 (b)	1,145,000	910,779
Will County Community School District General Obligation Bonds, 4.03%, 01/01/12 (b)	1,915,000	1,521,563

		2,432,342

Kansas — 0.58%
Kansas State Development Finance Authority Revenue Bonds, 5.00%, 04/01/23	1,750,000	1,829,765

Massachusetts — 12.96%
Massachusetts State General Obligation Bonds, 5.00%, 08/01/12	9,270,000	9,818,228
Massachusetts State General Obligation Bonds, 5.00%, 03/01/22	4,000,000	4,187,320
Massachusetts State General Obligation Bonds, 5.25%, 08/01/13	11,855,000	12,778,030
Massachusetts State General Obligation Bonds, 6.00%, 02/01/15	1,025,000	1,113,929
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 07/01/23 (c)	2,300,000	2,506,287
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 07/15/32	10,000,000	10,460,600

		40,864,394

Michigan — 5.44%
Birmingham City School District General Obligation Bonds, 5.00%, 11/01/28	2,000,000	2,080,580
Michigan Municipal Bond Authority Revenue Bonds, 5.00%, 06/01/15	6,290,000	6,665,765
Michigan State Hospital Finance Authority Revenue Bonds, 5.00%, 05/01/12	2,500,000	2,616,275
University of Michigan Revenue Bonds, 3.13%, 12/01/35 (a)	5,800,000	5,800,000

		17,162,620

Missouri — 1.81%
Missouri State Health & Educational Facilities Authority Revenue Bonds, 3.12%, 02/15/34 (a)	5,700,000	5,700,000

Nevada — 3.18%
Clark County NV School District General Obligation Bonds, 5.38%, 06/15/13	6,280,000	6,814,302
Clark County NV School District General Obligation Bonds, 5.00%, 06/15/16	3,000,000	3,194,670

		10,008,972

New Jersey — 11.16%
New Jersey Economic Development Authority Revenue Bonds, 5.25%, 09/01/13	10,000,000	10,799,700
New Jersey Economic Development Authority Revenue Bonds, 5.25%, 09/01/29	5,000,000	5,440,150
New Jersey Economic Development Authority Revenue Bonds, 5.38%, 06/15/14	1,240,000	1,325,957
New Jersey State Transportation Trust Fund Revenue Bonds, 5.25%, 06/15/14	10,000,000	10,809,800
New Jersey State Transportation Trust Fund Revenue Bonds, 5.25%, 06/15/16	6,305,000	6,803,221

		35,178,828

New York — 20.57%
New York City Municipal Water Finance Authority, 5.00%, 06/15/26	10,000,000	10,449,500
New York State Dormitory Authority Revenue Bonds, 5.00%, 07/01/31	10,000,000	10,523,800
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/27	4,400,000	4,592,236
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/33	5,095,000	5,268,994
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, 5.00%, 04/01/15	5,000,000	5,351,400
New York General Obligation Bonds, 5.00%, 04/01/12	5,000,000	5,265,750
New York General Obligation Bonds, 5.00%, 06/01/16	6,110,000	6,457,415
New York General Obligation Bonds, 5.00%, 08/01/17	5,000,000	5,316,750
New York General Obligation Bonds, 5.00%, 08/01/18	10,000,000	10,580,200
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.25%, 11/15/30	1,000,000	1,053,160

		64,859,205

North Carolina — 4.42%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, 5.00%, 01/01/16	5,800,000	6,167,720
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, 6.40%, 01/01/21	1,000,000	1,207,160
State of North Carolina General Obligation Bonds, 4.00%, 03/01/24	7,000,000	6,556,060

		13,930,940

SMA Relationship Trust — Series M Schedule of Investments — March 31, 2006 (Unaudited)
	Face
	Amount	Value

Ohio — 0.60%
Columbus General Obligation Bonds, 5.00%, 07/01/22	$1,780,000	$1,877,046

Pennsylvania — 2.79%
Cumberland County Municipal Authority Revenue Bonds, 7.25%, 01/01/35	7,360,000	8,808,816

Texas — 7.34%
City of Brownsville General Obligation Bonds, 5.82%, 02/15/11 (b)(c)	3,575,000	2,664,126
Houston Utility System Revenue Bonds, 5.25%, 05/15/25	3,000,000	3,189,270
Lubbock General Obligation Bonds, 5.00%, 02/15/22	5,875,000	6,122,572
San Antonio General Obligation Bonds, 4.75%, 02/01/23	2,640,000	2,675,191
San Antonio General Obligation Bonds, 5.25%, 08/01/10	2,550,000	2,694,662
Texas Water Development Board Revenue Bonds, 3.13%, 07/15/26 (a)	5,800,000	5,800,000

		23,145,821

Virginia — 4.69%
Loudoun County Industrial Development Authority Revenue Bonds, 3.17%, 02/15/38 (a)	14,785,000	14,785,000

Total Municipal Bonds (Cost $308,737,956)		306,306,199

Total Investments—97.16% (Cost $308,737,956)		306,306,199
Cash and other assets, less liabilities — 2.84%		8,940,673

Net Assets — 100.00%		$315,246,872

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes was $308,737,956; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$481,168
Gross unrealized depreciation	(2,912,925)

Net unrealized depreciation	$(2,431,757)

(a)	Floating rate securities – the interest rates shown are the current rates as of March 31, 2006.
(b)	Reflects annualized yield at March 31, 2006 on zero coupon bonds.
(c)	All or a portion of these securities have been pledged to cover margin requirements for futures contracts.

FUTURES CONTRACTS
SMA Relationship Trust–Series M had the following open futures contracts as of March 31, 2006:

	Expiration Date	Proceeds	Current Value	Unrealized Appreciation

Index Future Sale Contracts:
30 year US Treasury Bond, 130 contracts	June 2006	$14,702,480	$14,190,312	$512,168

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2006 was $3,251,497.

Summary of Municipal Securities by State
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

Alaska	2.41%
Arizona	3.47
California	14.97
Illinois	0.77
Kansas	0.58
Massachusetts	12.96
Michigan	5.44
Missouri	1.81
Nevada	3.18
New Jersey	11.16
New York	20.57
North Carolina	4.42
Ohio	0.60
Pennsylvania	2.79
Texas	7.34
Virginia	4.69

Total Municipal Bonds	97.16

Total Investments	97.16
Cash and other assets, less liabilities	2.84

Net Assets	100.00%

SMA Relationship Trust

1.       Valuation of Investments

The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, including the occurrence of a “significant event” (e.g. natural disaster or government action), the Funds may use fair value methods to reflect those events, as determined in good faith by or under the direction of the Funds’ Board of Trustees (the “Board”). Series T’s portfolio securities will consist of shares of underlying affiliated investment companies (“Underlying Funds”). The value of each Underlying Fund will be its net asset value at the time the Underlying Fund’s shares are priced. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

2.       Swap Agreements

The Funds may enter into interest rate swap agreements to protect them from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the contract. The loss incurred by the failure of the counterparty is generally limited to the net interest payment to be received by the fund. Therefore, the funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

At March 31, 2006, SMA Relationship Trust--Series M had outstanding interest rate swap contracts with the following terms:

	Termination	Payments made	Payments received	Unrealized
Notional Amount	Date	by the Fund	by the Fund	Appreciation

USD 20,000,000	05/22/06	3.991%	TBD*	$636,328

* Coupon rate “To be Determined” and is to be tied to the BMA (Bond Market Association) Municipal Swap Index. Coupon rate will be made available a week before settlement date May 22, 2006.

3.       Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global Asset Management (Americas) Inc. At March 31, 2006 these investments represented 98.90% of Series T’s total net assets. Amounts relating to these investments at March 31, 2006 are summarized as follows:

				Change in Net
			Net	Unrealized
		Sales	Realized	Appreciation/
Affiliated Fund	Purchases	Proceeds	Gain/(Loss)	(Depreciation)	Value

UBS Corporate Bond Relationship Fund	$30,536,000	$—	$—	$(718,022)	$175,139,153
UBS U.S. Securitized Mortgage Relationship Fund	58,326,000	—	—	1,391,341	338,796,027

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2005.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 26, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	May 26, 2006